Game operation cost (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021
Game operation cost
Schedule of game operation cost

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Employee benefits expenses	(21,152)	(17,078)
Technical support services	(5,633)	(3,462)
	(26,785)	(20,540)

	2022	2021	2020
Employee benefits expenses	(35,282)	(13,985)	(1,276)
Technical support services	(8,754)	(4,960)	(16,114)
	(44,036)	(18,945)	(17,390)